Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	₩ 7	₩ 25
Increase (decrease)	5	(18)
Ending balance	12	7
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	221	238
Increase (decrease)	181	(17)
Ending balance	402	221
Other Non-current Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	104	8
Increase (decrease)	401	96
Ending balance	505	104
Accounts Payables
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,527	531
Increase (decrease)	(58)	996
Ending balance	1,469	1,527
Accrued Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	39
Increase (decrease)	138	39
Ending balance	177	39
Deferred Revenue
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	674	60
Increase (decrease)	(177)	614
Ending balance	497	674
Allowance for doubtful account
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	275	264
Increase (decrease)	10	11
Ending balance	285	275
Other Non-current Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	46	46
Ending balance	46	46
Investments in Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	389
Increase (decrease)	(389)	389
Ending balance		389
Lease
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1
Increase (decrease)	7	1
Ending balance	8	1
Foreign Taxes Paid
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance		(4)
Increase (decrease)	1	4
Ending balance	1
Investments in Subsidiaries(*)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Increase (decrease)	(2,577)
Ending balance	(2,577)
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(25)	(21)
Increase (decrease)	67	(4)
Ending balance	42	(25)
Deferred Income Tax on Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	3,258	1,147
Increase (decrease)	(2,391)	2,111
Ending balance	867	3,258
Deferred Tax Due to Carry-forward Deficits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	33	1,951
Increase (decrease)	(33)	(1,918)
Ending balance		33
Deferred Tax Due to Tax Credit Carry-forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	4,371	4,315
Increase (decrease)	(1,648)	56
Ending balance	2,723	4,371
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	7,662	7,413
Increase (decrease)	(4,072)	249
Ending balance	₩ 3,590	₩ 7,662